Exhibit 99.1

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	December 2016
Distribution Date	01/17/17
Transaction Month	32
30/360 Days	30
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	April 18, 2014
Closing Date:	May 14, 2014

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,364,737,771.94	72,146	3.40%	59.23
Original Adj. Pool Balance:		$1,335,346,691.89

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$259,000,000.00	18.978%	0.18000%		May 15, 2015
Class A-2 Notes	Fixed	$406,000,000.00	29.749%	0.44000%		February 15, 2017
Class A-3 Notes	Fixed	$470,000,000.00	34.439%	0.90000%		December 17, 2018
Class A-4 Notes	Fixed	$100,860,000.00	7.390%	1.46000%		November 15, 2019
Class B Notes	Fixed	$24,040,000.00	1.762%	1.72000%		November 15, 2019
Class C Notes	Fixed	$36,050,000.00	2.642%	2.10000%		November 15, 2019
Class D Notes	Fixed	$29,380,000.00	2.153%	2.51000%		December 15, 2020
Total Securities		$1,325,330,000.00	97.112%

Overcollateralization		$10,016,691.89	0.734%
YSOA		$29,391,080.05	2.154%
Total Original Pool Balance		$1,364,737,771.94	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$157,801,360.53	0.3357476	$137,733,306.02	0.2930496	$20,068,054.51
Class A-4 Notes	$100,860,000.00	1.0000000	$100,860,000.00	1.0000000	$-
Class B Notes	$24,040,000.00	1.0000000	$24,040,000.00	1.0000000	$-
Class C Notes	$36,050,000.00	1.0000000	$36,050,000.00	1.0000000	$-
Class D Notes	$29,380,000.00	1.0000000	$29,380,000.00	1.0000000	$-
Total Securities	$348,131,360.53	0.2626752	$328,063,306.02	0.2475333	$20,068,054.51

Weighted Avg. Coupon (WAC)	3.24%		3.25%
Weighted Avg. Remaining Maturity (WARM)	30.14		29.22
Pool Receivables Balance	$374,550,736.88		$354,038,426.31
Remaining Number of Receivables	40,461		39,415

Adjusted Pool Balance	$368,161,560.91		$348,093,506.39

III. COLLECTIONS

Principal:
Principal Collections	$19,743,673.84
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$611,274.66
Total Principal Collections	$20,354,948.50

Interest:
Interest Collections	$1,015,854.95
Late Fees & Other Charges	$58,198.31
Interest on Repurchase Principal	$-
Total Interest Collections	$1,074,053.26

Collection Account Interest	$8,257.66
Reserve Account Interest	$1,333.42
Servicer Advances	$-

Total Collections	$21,438,592.84

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Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	December 2016
Distribution Date	01/17/17
Transaction Month	32
30/360 Days	30
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections	$21,438,592.84
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$21,438,592.84

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$312,125.61	$-	$312,125.61	$312,125.61
	Collection Account Interest					$8,257.66
	Late Fees & Other Charges					$58,198.31
Total due to Servicer						$378,581.58

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2 Notes		$-		$-
	Class A-3 Notes		$118,351.02		$118,351.02
	Class A-4 Notes		$122,713.00		$122,713.00

	Total Class A interest:		$241,064.02		$241,064.02	$241,064.02

3.	First Priority Principal Distribution:		$-		$-	$-

4.	Class B Noteholders Interest:		$34,457.33		$34,457.33	$34,457.33

5.	Second Priority Principal Distribution:		$-		$-	$-

6.	Class C Noteholders Interest:		$63,087.50		$63,087.50	$63,087.50

7.	Third Priority Principal Distribution:		$-		$-	$-

8.	Class D Noteholders Interest:		$61,453.17		$61,453.17	$61,453.17

	Available Funds Remaining:					$20,659,949.24

9.	Regular Principal Distribution Amount:					$20,068,054.51

		Distributable Amount	Paid Amount
	Class A-1 Notes		$-
	Class A-2 Notes		$-
	Class A-3 Notes		$20,068,054.51
	Class A-4 Notes		$-
	Class A Notes Total:	$20,068,054.51	$20,068,054.51
	Class B Notes Total:	$-	$-
	Class C Notes Total:	$-	$-
	Class D Notes Total:	$-	$-
	Total Noteholders Principal	$20,068,054.51	$20,068,054.51

10.	Required Deposit to Reserve Account			0.00

11.	Trustee Expenses			0.00

12.	Remaining Available Collections Released to Certificateholder			591,894.73

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$6,389,175.97
Beginning Period Amount	$6,389,175.97
Current Period Amortization	$444,256.06
Ending Period Required Amount	$5,944,919.92
Ending Period Amount	$5,944,919.92
Next Distribution Date Required Amount	$5,518,182.35

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Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	December 2016
Distribution Date	01/17/17
Transaction Month	32
30/360 Days	30
Actual/360 Days	33

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,338,366.73
Beginning Period Amount	$3,338,366.73
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,338,366.73
Ending Period Amount	$3,338,366.73

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$20,030,200.38	$20,030,200.38	$20,030,200.38
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	5.44%	5.75%	5.75%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.14%	38,683	97.21%	$344,152,334.10
30 - 60 Days	1.51%	594	2.26%	$7,993,140.19
61 - 90 Days	0.29%	114	0.44%	$1,559,668.17
91-120 Days	0.06%	23	0.09%	$318,083.77
121 + Days	0.00%	1	0.00%	$15,200.08
Total		39,415		$354,038,426.31

Delinquent Receivables 30+ Days Past Due
Current Period	1.86%	732	2.79%	$9,886,092.21
1st Preceding Collection Period	1.77%	715	2.62%	$9,823,592.42
2nd Preceding Collection Period	1.69%	703	2.53%	$9,991,599.68
3rd Preceding Collection Period	1.54%	655	2.26%	$9,432,937.98
Four-Month Average	1.71%		2.55%

Repossession in Current Period		41		$410,911.92
Repossession Inventory		96		$280,273.68

Current Charge-Offs
Gross Principal of Charge-Offs				$768,636.73
Recoveries				$(611,274.66)
Net Loss				$157,362.07

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.50%

Average Pool Balance for Current Period				$364,294,581.59

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.52%
1st Preceding Collection Period				1.57%
2nd Preceding Collection Period				1.20%
3rd Preceding Collection Period				1.08%
Four-Month Average				1.09%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		68	2,392	$37,396,479.95
Recoveries		71	2,096	$(20,583,521.56)
Net Loss				$16,812,958.39
Cumulative Net Loss as a % of Initial Pool Balance				1.23%

Net Loss for Receivables that have experienced a Net Loss *		54	2,021	$16,868,220.40
Average Net Loss for Receivables that have experienced a Net Loss				$8,346.47

Principal Balance of Extensions				$2,256,761.22
Number of Extensions				160

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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